Related Party Transactions - Summary of Expense Resulting From The Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest expense	$ 4,053	$ 3,064
MVS Shareholder [Member] | Operating Leases [Member]
Disclosure of transactions between related parties [line items]
Rent expense	1,168	647
MVS Shareholder [Member] | Finance Leases [Member]
Disclosure of transactions between related parties [line items]
Depreciation expense	74	64
Interest expense	88	80
SLO Cultivation Inc [Member] | Subsidiaries [member] | Operating Leases [Member]
Disclosure of transactions between related parties [line items]
Rent expense	1,563	2,138
MedMar Inc [Member] | Subsidiaries [member] | Operating Leases [Member]
Disclosure of transactions between related parties [line items]
Rent expense	238	140
MedMar Inc [Member] | Subsidiaries [member] | Finance Leases [Member]
Disclosure of transactions between related parties [line items]
Depreciation expense	277	151
Interest expense	$ 310	$ 174